Shareholders' equity	12 Months Ended
Mar. 31, 2020
Shareholders' equity
17. Shareholders’ equity:
Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2018	2019	2020
Common stock issued
Balance at beginning of year	3,262,997,492	3,262,997,492	3,262,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,262,997,492	3,262,997,492	3,262,997,492

Annual dividends per common share were ¥220, ¥220 and ¥220 for the years ended March 31, 2018, 2019 and 2020, respectively.
The Companies Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.
The retained earnings reserve included in retained earnings as of March 31, 2019 and 2020 were ¥198,605 million and ¥201,490 million, respectively. The Companies Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.
The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥9,958,581 million and ¥10,276,666 million as of March 31, 2019 and 2020, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2020 include amounts representing year-end
cash dividends of ¥331,938 million, ¥120 per common share, which were resolved at the Meeting of the Board of Directors held on May
12
, 2020.
Retained earnings at March 31, 2020 include ¥3,063,866 million relating to equity in undistributed earnings of affiliated companies accounted for by the equity method.
The repurchase, reissuance and retirement of treasury stock for the years ended March 31, 2018, 2019 and 2020 are as follows:
For the year ended March 31, 2018
Repurchase of treasury stock
Reason for repurchasing treasury stock -
The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Details of matters relating to repurchase -

Number of common shares repurchased	73,708,400 shares
Total purchase price for repurchase of shares	¥499,989 million

Reissuance of treasury stock
Reason for reissuing treasury stock -
On August 4, 2017, the parent company and Mazda Motor Corporation (Mazda) signed an agreement to enter a business and capital alliance, with the aim of further strengthening their lasting partnership. The parent company acquired common stock newly issued by Mazda through a third-party allotment. Mazda acquired the parent company’s shares that were equivalent in value to the Mazda shares through a disposition of treasury stock involving a third-party allotment implemented by the parent company.
Details of matters relating to reissuance -

Number of common shares reissued	8,293,300 shares
Amount of proceeds	¥50,000 million

For the year ended March 31, 2019
Repurchase of treasury stock
Reason for repurchasing treasury stock -
The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Details of matters relating to repurchase -

Number of common shares repurchased	77,622,700 shares
Total purchase price for repurchase of shares	¥549,986 million

For the year ended March 31, 2020
Repurchase of treasury stock
Reason for repurchasing treasury stock -
The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Details of matters relating to repurchase -

Number of common shares repurchased	69,532,900 shares
Total purchase price for repurchase of shares	¥500,139 million

Reissuance of treasury stock
Reason for reissuing treasury stock -
On May 9, 2019, the parent company resolved to conclude contracts aimed toward the establishment of a new joint venture, Prime Life Technologies, related to a town development business with Panasonic. Pursuant to these contracts, the parent company, THC and Misawa Homes conducted a share exchange in which common shares of Toyota were allotted in exchange for common shares of Misawa Homes so that THC, a consolidated subsidiary of the parent company, will become the wholly owning parent company resulting from the share exchange and Misawa Homes, a consolidated subsidiary of THC, will become the wholly owned subsidiary resulting from the share exchange.
Details of matters relating to reissuance -

Number of common shares reissued	3,269,500 shares
Amount of reissuance	¥24,181 million